STOCKHOLDERS DEFICIT (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Warrants
Number of Warrants Outstanding, Begining Balance	23,805,027	23,805,027	8,004,708
Warrants granted		0	15,800,319
Warrants exercised		0	0
Warrants expired or forfeited	(8,004,708)	0	0
Number of Warrants Outstanding, Ending Balance	15,800,319	23,805,027	23,805,027
Weighted average exercise
Weighted average exercise price or warrants outstanding, Begining Balance	$ 0.079	$ 0.079	$ 0.014
Weighted average exercise price, Warrants granted	0	0	.00475
Weighted average exercise price, Warrants exercised	0	0	0
Weighted average exercise price, Warrants expired or forfeited	0	0	0
Weighted average exercise price or warrants outstanding and exercisable, Ending Balance	$ 0.0079	$ 0.0079	$ 0.079